Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies
Commitments and Contingencies

Note 7: Commitments and Contingencies

During the three months ended March 31, 2026, the Company entered into an uncancelable commitment with a supplier to purchase low-enriched uranium fuel at a cost of approximately $9,200,000.

In the normal course of business, the Company may be subject to contingencies, including litigation, investigations, claims and other legal proceedings, including those arising in the ordinary course of business. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter. The Company has not had any litigation, investigations, claims or other legal proceedings for which it should recognize a liability. As such, the Company has not recorded any liability for these in the interim unaudited condensed consolidated financial statements.

Note 7: Commitments and Contingencies

In the normal course of business, the Company may be subject to contingencies, including litigation, investigations, claims and other legal proceedings, including those arising in the ordinary course of business. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter. The Company has not had any litigation, investigations, claims or other legal proceedings for which it should recognize a liability. As such, the Company has not recorded any liability for these in the consolidated financial statements.